Document and Entity Information	Aug. 06, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 06, 2024
Entity Registrant Name	SoundThinking, Inc.
Entity Central Index Key	0001351636
Entity Emerging Growth Company	false
Securities Act File Number	001-38107
Amendment Description	On August 6, 2024, SoundThinking, Inc. (the “Company”) filed a Form 8-K to report certain events under Item 2.02 and Item 9.01. Due to an inadvertent error, the submission header coding referred erroneously to Item 5.07 and Item 9.01 and not to Item 2.02 and Item 9.01. This Form 8-K/A is being filed to correct the submission header coding and to also disclose under Item 2.02 and furnish as part of Exhibit 99.1 a transcript of the telephone conference call held by the Company in connection with its press release announcing its financial results for the quarter ended June 30, 2024. The content of this Form 8-K/A is otherwise identical to the content of the Form 8-K filed on August 6, 2024.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0949915
Entity Address, Address Line One	39300 Civic Center Dr.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	794-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.005 per share
Trading Symbol	SSTI
Security Exchange Name	NASDAQ